SHARE-BASED PAYMENTS (Details)		1 Months Ended		12 Months Ended
	Jun. 04, 2008 installment shares	Sep. 30, 2017 installment shares	Jul. 31, 2017 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Jan. 15, 2015 shares	Oct. 25, 2011 shares
Class A ordinary shares
SHARE-BASED PAYMENTS
Exercise of share options (Note 19) (shares)				730,000	0	0
2008 Plan
SHARE-BASED PAYMENTS
Contractual term (in years)	10 years
Number of shares reserved	10,000,000						20,934,684	16,239,033
Percentage of shares vested	100.00%
Period of termination of employment for non-exercise vested options	90 days
2008 Plan | Options
SHARE-BASED PAYMENTS
Contractual term (in years)	15 years
Exercise of share options (Note 19) (shares)			12,599,520
2017 Plan
SHARE-BASED PAYMENTS
Number of years after the preceding calendar year		8 years
Percentage of shares vested		100.00%
Period of termination of employment for non-exercise vested options		90 days
2017 Plan | Class A ordinary shares
SHARE-BASED PAYMENTS
Increase in number of shares available to be issued (as a percent)		2.00%
2017 Plan | Restricted Shares
SHARE-BASED PAYMENTS
Percentage of shares vested		100.00%
2017 Plan | Maximum
SHARE-BASED PAYMENTS
Aggregate amount of shares subject to awards granted (as a percent)		10.00%
2017 Plan | Maximum | Options
SHARE-BASED PAYMENTS
Contractual term (in years)		10 years
2017 Plan | Maximum | Options | Class A ordinary shares
SHARE-BASED PAYMENTS
Aggregate amount of shares to be issued		10,000,000
Tranche One | 2008 Plan
SHARE-BASED PAYMENTS
Percentage of shares vested	25.00%
Tranche One | 2017 Plan
SHARE-BASED PAYMENTS
Percentage of shares vested		25.00%
Tranche One | 2017 Plan | Restricted Shares
SHARE-BASED PAYMENTS
Percentage of shares vested		25.00%
Tranche Two | 2008 Plan
SHARE-BASED PAYMENTS
Number of equal monthly installments for vesting after the first anniversary | installment	36
Percentage of shares vested per month after the first anniversary	2.09%
Tranche Two | 2017 Plan
SHARE-BASED PAYMENTS
Number of equal monthly installments for vesting after the first anniversary | installment		36
Percentage of shares vested per month after the first anniversary		2.09%
Tranche Two | 2017 Plan | Restricted Shares
SHARE-BASED PAYMENTS
Percentage of shares vested		25.00%
Tranche Three | 2017 Plan | Restricted Shares
SHARE-BASED PAYMENTS
Percentage of shares vested		25.00%
Tranche Four | 2017 Plan | Restricted Shares
SHARE-BASED PAYMENTS
Percentage of shares vested		25.00%